GOODWILL AND INTANGIBLE ASSETS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Feb. 03, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Aug. 04, 2013
Changes in goodwill
Beginning Balance		$ 3,151	$ 3,150	$ 3,149	$ 3,139
Acquisition		138	12
Realization of tax deductible goodwill from a prior acquisition		(2)	(11)
Impairment	(150)	(150)	0	0
Translation & other adjustments		1		1
Ending Balance	$ 3,138	$ 3,138	$ 3,151	$ 3,150	$ 3,139